UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Eaton Vance Municipals Trust II
--------------------------------------------------------------------------------------------------------------------------
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Florida Insured Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		1/31

Date of reporting period: 07/01/2004 - 06/30/2005

Prior to September 10, 2004, Eaton Vance Florida Insured Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Florida Insured Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 914840 and its file number is 811-8146.


During the period, the Fund held no securities which required a proxy vote.





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Hawaii Municipals Fund, a series of Eaton Vance Municipals Trust II (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		1/31

Date of reporting period: 07/01/2004 - 06/30/2005

Prior to September 10, 2004, Eaton Vance Hawaii Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Hawaii Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is
914841 and its file number is 811-8144.


During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance High Yield Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)
255 State Street, Boston, Massachusetts, 02109

(Address of principal executive offices)             (Zip code)
Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		1/31
Date of reporting period: 07/01/2004 - 06/30/2005

Prior to September 10, 2004, Eaton Vance High Yield Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of High Yield Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 945433 and its file number is 811-7289.

During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Kansas Municipals Fund, a series of Eaton Vance Municipals Trust II (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		1/31

Date of reporting period: 07/01/2004 - 06/30/2005

Prior to September 10, 2004, Eaton Vance Kansas Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Kansas Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 914839 and its file number is 811-8152.

During the period, the Fund held no securities which required a proxy vote.





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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Thomas J. Fetter
Name                 Thomas J. Fetter
Title                President
Date                 08/31/2005